Assets and Liabilities of Businesses Held For Sale and Discontinued Operations (Rollforward) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financial Information For Discontinued Operations [Line Items]
New claims	$ 9,225	$ 6,780
Claims Relating To Alleged Breaches Of Representations That Are Beyond Applicable Statute Of Llimitations	1,070
WMC Discontinued Operations [Member]
Financial Information For Discontinued Operations [Line Items]
Reserve, beginning of period	800	633
Provision	365	354
Claim resolutions	356	187
Reserve, ending of period	809	800
Pending claims, beginning of period	5,643
Pending claims, ending of period	$ 3,694	$ 5,643